Consolidated Statements of Changes in Stockholder's Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2020	$ 20,851	$ 16,589,272	$ (17,586,075)	$ (336,992)	$ (1,312,944)
Beginning Balance, Shares at Mar. 31, 2020	20,850,848
Shares issued under ATM facility	$ 1,995	14,791,484			14,793,479
Shares issued under ATM facility, shares	1,994,924
Exercise of warrants	$ 38	400,465			400,503
Exercise of warrants, shares	38,683
Restricted shares issued as stock-based compensation	$ 57	263,114			263,171
Restricted shares issued as stock-based compensation, Shares	56,702
Foreign currency translation adjustment				472,559	472,559
Net loss			(6,258,596)		(6,258,596)
Ending balance, value at Mar. 31, 2021	$ 22,941	32,044,335	(23,844,671)	135,567	8,358,172
Ending Balance, Shares at Mar. 31, 2021	22,941,157
Shares issued under ATM facility	$ 23	114,386			114,409
Shares issued under ATM facility, shares	22,524
Exercise of warrants	$ 367	2,963,291			2,963,658
Exercise of warrants, shares	366,892
Foreign currency translation adjustment				(142,922)	(142,922)
Net loss			(10,269,557)		(10,269,557)
Ending balance, value at Dec. 31, 2021	$ 23,331	35,122,012	(34,114,228)	(7,355)	1,023,760
Ending Balance, Shares at Dec. 31, 2021	23,330,573
Beginning balance, value at Mar. 31, 2021	$ 22,941	32,044,335	(23,844,671)	135,567	8,358,172
Beginning Balance, Shares at Mar. 31, 2021	22,941,157
Shares issued under ATM facility	$ 773	3,067,254			3,068,027
Shares issued under ATM facility, shares	772,524
Exercise of warrants	$ 367	2,963,291			2,963,658
Exercise of warrants, shares	366,892
Restricted shares issued as stock-based compensation	$ 22	87,366			87,388
Restricted shares issued as stock-based compensation, Shares	22,293
Options issued to directors		133,529			133,529
Foreign currency translation adjustment				(257,885)	(257,885)
Net loss			(13,886,805)		(13,886,805)
Ending balance, value at Mar. 31, 2022	$ 24,103	38,295,775	(37,731,476)	(122,318)	466,084
Ending Balance, Shares at Mar. 31, 2022	24,102,866
Beginning balance, value at Sep. 30, 2021	$ 23,308	35,007,626	(30,682,660)	17,710	4,365,984
Beginning Balance, Shares at Sep. 30, 2021	23,308,049
Shares issued under ATM facility	$ 23	114,386			114,409
Shares issued under ATM facility, shares	22,524
Foreign currency translation adjustment				(25,065)	(25,065)
Net loss			(3,431,568)		(3,431,568)
Ending balance, value at Dec. 31, 2021	$ 23,331	35,122,012	(34,114,228)	(7,355)	1,023,760
Ending Balance, Shares at Dec. 31, 2021	23,330,573
Beginning balance, value at Mar. 31, 2022	$ 24,103	38,295,775	(37,731,476)	(122,318)	466,084
Beginning Balance, Shares at Mar. 31, 2022	24,102,866
Shares issued under ATM facility		423			423
Shares issued under ATM facility, shares	330
Foreign currency translation adjustment				(864,328)	(864,328)
Net loss			(9,460,888)		(9,460,888)
Ending balance, value at Dec. 31, 2022	$ 24,103	38,296,198	(47,192,364)	(986,646)	(9,858,709)
Ending Balance, Shares at Dec. 31, 2022	24,103,196
Beginning balance, value at Sep. 30, 2022	$ 24,103	38,295,775	(45,476,086)	(1,542,726)	(8,698,934)
Beginning Balance, Shares at Sep. 30, 2022	24,102,866
Shares issued under ATM facility		423			423
Shares issued under ATM facility, shares	330
Foreign currency translation adjustment				556,080	556,080
Net loss			(1,716,278)		(1,716,278)
Ending balance, value at Dec. 31, 2022	$ 24,103	$ 38,296,198	$ (47,192,364)	$ (986,646)	$ (9,858,709)
Ending Balance, Shares at Dec. 31, 2022	24,103,196